Revenue - Disaggregation of Net Revenues by Major Source (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from:
Net sales	$ 24,285	$ 26,149	$ 27,831
Finance and interest income	988	1,164	1,115
Rents and other income on operating lease	759	766	760
Finance and interest income	1,747	1,930	1,875
Total Revenues	26,032	28,079	29,706
Sales of goods
Revenues from:
Net sales	23,333	25,103	26,838
Rendering of services
Revenues from:
Net sales	637	660	527
Rents on assets sold with a buy-back commitment
Revenues from:
Net sales	$ 315	$ 386	$ 466